Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Income Statement (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020 [1]
Condensed Financial Statements, Captions [Line Items]
Revenue		$ 57,786	$ 54,304	[1]	$ 46,881
Cost of sales		(26,305)	(23,097)	[1]	(19,634)
Gross profit		31,481	31,207	[1]	27,247
Profit from operations		14,517	13,824	[1]	9,620
Net finance income/(cost)		(4,148)	(5,609)	[1]	(7,697)
Income tax expense		(1,928)	(2,350)	[1]	(1,932)
Profit from continuing operations		7,597	6,114	[1]	147
Profit of the year		7,597	6,114	[1]	$ 2,202
Consolidated [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		14,932	14,576
Cost of sales		(6,310)	(5,737)
Gross profit		8,183	8,339
Selling, general and administrative expense		(4,501)	(4,557)
Other operating income/(expenses)	[2]	7	(189)
Profit from operations		3,542	3,491
Net finance income/(cost)	[2]	(2,785)	(4,825)
Share of result of associates and joint ventures			2
Income tax expense		(393)	(377)
Profit from continuing operations		975	2,055
Profit of the year		975	2,055
Non-Guarantors Subsidiaries [member] | Consolidated [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		299	344
Cost of sales		(738)	(844)
Selling, general and administrative expense		(327)	(253)
Other operating income/(expenses)		179	151
Net finance income/(cost)		611	3,764
Income from subsidiaries		0
Anheuser- Busch InBev SA/NV [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		443	472
Cost of sales		(280)	(275)
Gross profit		99	147
Selling, general and administrative expense		(609)	(589)
Other operating income/(expenses)	[2]	34	2
Profit from operations		(11)	(220)
Net finance income/(cost)	[2]	(701)	(1,016)
Income tax expense		(15)	(13)
Profit from continuing operations		(474)	(961)
Profit of the year		5,969	4,670
Anheuser- Busch InBev SA/NV [member] | Non-Guarantors Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		103	122
Cost of sales		(152)	(157)
Selling, general and administrative expense		(4)	(17)
Other operating income/(expenses)		43	37
Net finance income/(cost)		17	149
Income from subsidiaries		5,958	4,717
Anheuser- Busch InBev SA/NV [member] | Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Cost of sales		(14)	(15)
Selling, general and administrative expense		287	158
Other operating income/(expenses)		138	42
Net finance income/(cost)		236	139
Income from subsidiaries		485	914
Anheuser Busch InBev Worldwide Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Profit from operations		1,233	1,308
Net finance income/(cost)	[2]	(1,492)	(2,088)
Income tax expense		(125)	(56)
Profit from continuing operations		409	(125)
Profit of the year		1,423	2,794
Anheuser Busch InBev Worldwide Inc. [member] | Non-Guarantors Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Net finance income/(cost)		(210)	2,025
Income from subsidiaries		(3)	(58)
Anheuser Busch InBev Worldwide Inc. [member] | Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expense		1,237	1,313
Other operating income/(expenses)		(4)	(5)
Net finance income/(cost)		1,003	(1,314)
Income from subsidiaries		1,018	2,977
Anheuser Busch InBev Finance Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Net finance income/(cost)	[2]	(295)	(346)
Income tax expense		(3)	(12)
Profit from continuing operations		12	52
Profit of the year		12	52
Anheuser Busch InBev Finance Inc. [member] | Non-Guarantors Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Net finance income/(cost)		19	60
Income from subsidiaries		0
Anheuser Busch InBev Finance Inc. [member] | Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Net finance income/(cost)		292	350
Anheuser Busch Companies [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		14,489	14,104
Cost of sales		(6,030)	(5,462)
Gross profit		8,090	8,197
Selling, general and administrative expense		(3,889)	(3,974)
Other operating income/(expenses)	[2]	(26)	(191)
Profit from operations		2,315	2,370
Net finance income/(cost)	[2]	(984)	(1,484)
Share of result of associates and joint ventures			2
Income tax expense		(250)	(296)
Profit from continuing operations		818	2,581
Profit of the year		1,018	2,782
Anheuser Busch Companies [member] | Non-Guarantors Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		196	222
Cost of sales		(585)	(687)
Selling, general and administrative expense		(329)	(248)
Other operating income/(expenses)		136	114
Net finance income/(cost)		773	713
Income from subsidiaries		199	201
Anheuser Busch Companies [member] | Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		57	54
Cost of sales		(36)	(34)
Selling, general and administrative expense		(1,535)	(1,491)
Other operating income/(expenses)		(133)	(37)
Net finance income/(cost)		(1,035)	1,276
Income from subsidiaries		0
Brandbrew, Brandbev and Cobrew [member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expense		(3)	6
Other operating income/(expenses)	[2]	(1)
Profit from operations		6	33
Net finance income/(cost)	[2]	686	109
Income tax expense		0
Profit from continuing operations		210	508
Profit of the year		473	869
Brandbrew, Brandbev and Cobrew [member] | Non-Guarantors Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expense		7	12
Net finance income/(cost)		14	817
Income from subsidiaries		263	361
Brandbrew, Brandbev and Cobrew [member] | Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expense		4	15
Net finance income/(cost)		(495)	(451)
Income from subsidiaries		0
Eliminations [member]
Condensed Financial Statements, Captions [Line Items]
Gross profit		(6)	(5)
Profit from operations		0
Income tax expense		0
Profit of the year		(7,920)	(9,112)
Eliminations [member] | Non-Guarantors Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Income from subsidiaries		(6,418)	(5,221)
Eliminations [member] | Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		(57)	(54)
Cost of sales		51	49
Selling, general and administrative expense		6	5
Net finance income/(cost)		0
Income from subsidiaries		$ (1,503)	$ (3,891)

[1]	Amended to conform to 2022 presentation.
[2]	Other operating income/(expenses) and Net finance income/(cost) include exceptional items.